UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     April 17, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $457,863 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    13420    12090 PRN      SOLE                        0        0    12090
ALZA CORP                      SDCV 7/2         02261WAB5     9242    10370 PRN      SOLE                        0        0    10370
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    31450    34695 PRN      SOLE                        0        0    34695
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    19266    16575 PRN      SOLE                        0        0    16575
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    17356    18295 PRN      SOLE                        0        0    18295
BRISTOL MYERS SQUIBB CO        DBCV 9/1         110122AN8    30274    30510 PRN      SOLE                        0        0    30510
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    10586     7515 PRN      SOLE                        0        0     7515
CSX CORP                       DBCV 10/3        126408GA5     4992     2510 PRN      SOLE                        0        0     2510
DISNEY WALT CO                 NOTE 2.125% 4/1  254687AU0     8952     8310 PRN      SOLE                        0        0     8310
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     6075     5370 PRN      SOLE                        0        0     5370
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    20621    17445 PRN      SOLE                        0        0    17445
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    19457    20240 PRN      SOLE                        0        0    20240
GENERAL MTRS CORP              DEB SR CONV B    370442733     2409   147650 SH       SOLE                        0        0   147650
GENZYME CORP                   NOTE 1.250%12/0  372917AN4    13746    11820 PRN      SOLE                        0        0    11820
INTEL CORP                     SDCV 2.950%12/1  458140AD2    18027    18210 PRN      SOLE                        0        0    18210
ISHARES TR                     MSCI EAFE IDX    464287465      219     3050 SH       SOLE                     3050        0        0
ISHARES TR                     RUSSELL 2000     464287655      414     6050 SH       SOLE                     5050        0     1000
LEHMAN BROS HLDGS INC          NOTE 1.000%11/1  524908MP2     5227     6365 PRN      SOLE                        0        0     6365
LOCKHEED MARTIN CORP           DBCV 8/1         539830AP4    11013     8020 PRN      SOLE                        0        0     8020
LOWES COS INC                  NOTE 10/1        548661CG0    11789    12693 PRN      SOLE                        0        0    12693
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    31475    29675 PRN      SOLE                        0        0    29675
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46    21259    19995 PRN      SOLE                        0        0    19995
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    21537    20990 PRN      SOLE                        0        0    20990
PROLOGIS                       NOTE 1.875%11/1  743410AR3     4864     5360 PRN      SOLE                        0        0     5360
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     7793     3525 PRN      SOLE                        0        0     3525
SPDR TR                        UNIT SER 1       78462F103      336     2550 SH       SOLE                        0        0     2550
ST JUDE MED INC                DBCV 1.220%12/1  790849AD5     8642     8495 PRN      SOLE                        0        0     8495
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    21901    20975 PRN      SOLE                        0        0    20975
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3    15228    13860 PRN      SOLE                        0        0    13860
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     7417     8595 PRN      SOLE                        0        0     8595
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0    10098    10515 PRN      SOLE                        0        0    10515
WELLS FARGO & CO NEW           DBCV 5/0         949746FA4    25764    25885 PRN      SOLE                        0        0    25885
WYETH                          DBCV 1/1         983024AD2    27014    26730 PRN      SOLE                        0        0    26730
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